Pinnacle Focused Opportunities ETF

Schedule of Investments

August 31, 2025 (Unaudited)

COMMON STOCKS - 99.9%	Shares	Value
Aerospace & Defense - 10.9%
Curtiss-Wright Corp.	1,997	$954,866
Howmet Aerospace, Inc.	5,335	928,823
Joby Aviation, Inc. (a)	97,949	1,385,978
Kratos Defense & Security Solutions, Inc. (a)	17,459	1,149,501
		4,419,168
Apparel - 3.1%
Tapestry, Inc.	12,061	1,228,051

Biotechnology - 3.5%
Alnylam Pharmaceuticals, Inc. (a)	3,191	1,424,813

Computers - 3.4%
Seagate Technology Holdings PLC	8,282	1,386,407

Diversified Financial Services - 2.9%
SoFi Technologies, Inc. (a)	46,383	1,184,622

Electric - 6.0%
NRG Energy, Inc.	7,649	1,113,389
Oklo, Inc. (a)	17,947	1,321,617
		2,435,006
Electronics - 8.1%
Amphenol Corp. - Class A	12,348	1,344,203
Jabil, Inc.	4,513	924,398
TE Connectivity PLC	4,914	1,014,741
		3,283,342
Engineering & Construction - 13.4%
Comfort Systems USA, Inc.	2,411	1,695,849
Dycom Industries, Inc. (a)	3,746	945,753
IES Holdings, Inc. (a)	2,838	991,342
Sterling Infrastructure, Inc. (a)	6,389	1,779,528
		5,412,472
Internet - 6.5%
Hims & Hers Health, Inc. (a)	20,510	868,599
Robinhood Markets, Inc. - Class A (a)	16,673	1,734,492
		2,603,091
Machinery - Construction & Mining - 9.9%
Bloom Energy Corp. - Class A (a)	45,503	2,408,929
GE Vernova, Inc.	2,559	1,568,590
		3,977,519
Mining - 3.8%
Newmont Corp.	20,628	1,534,723

Retail - 10.2%
Carvana Co. - Class A (a)	4,543	1,689,633
Five Below, Inc. (a)	9,629	1,397,168
QXO, Inc. (a)	50,788	1,022,362
		4,109,163
Software - 9.6%
Oracle Corp.	4,039	913,339
Palantir Technologies, Inc. - Class A (a)	10,774	1,688,394
ROBLOX Corp. - Class A (a)	10,231	1,274,680
		3,876,413

Telecommunications - 8.6%
AST SpaceMobile, Inc. (a)	31,889	1,560,647
Credo Technology Group Holding Ltd. (a)	15,632	1,923,596
		3,484,243
TOTAL COMMON STOCKS (Cost $33,822,361)		40,359,033

SHORT-TERM INVESTMENTS

MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 4.22%(b)	71,708	71,708
TOTAL MONEY MARKET FUNDS (Cost $71,708)		71,708

TOTAL INVESTMENTS - 100.1% (Cost $33,894,069)		40,430,741
Liabilities in Excess of Other Assets - (0.1)%		(22,759)
TOTAL NET ASSETS - 100.0%		$40,407,982

Percentages are stated as a percent of net assets.

PLC - Public Limited Company

(a)	Non-income producing security.

(b)	The rate shown represents the 7-day annualized effective yield as of August 31, 2025.

Summary of Fair Value Disclosure as of August 31, 2025 (Unaudited)

Pinnacle Focused Opportunities ETF (the “Fund”) has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of August 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$40,359,033	$—	$—	$40,359,033
Money Market Funds	71,708	—	—	71,708
Total Investments	$40,430,741	$—	$—	$40,430,741

Refer to the Schedule of Investments for further disaggregation of investment categories.